INCOME TAX (Summary of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
INCOME TAX [Abstract]
Provision for employee related obligations, current	$ 139		$ 115
Provision for legal obligation, current	3,553		2,382
Deferred taxes included in other current assets	3,692	[1]	2,497	[1]
Provision for employee related obligations, non-current	533		534
Carry forward tax losses, non-current	4,029		3,188
Temporary differences, net, non-current	1,982		2,201
Gross deferred income taxes, non-current	6,544		5,923
Valuation allowance, non-current	(2,979)		(2,392)
Deferred income taxes, non-current	$ 3,565		$ 3,531

[1]	See Note 15.